Compensation of Key Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Information About Key Management Personnel (Abstract)
Schedule of key management
	2022 $	2021 $	2020 $
			(recast - note 2)

Salaries and other benefits	1,944	3,079	1,720
Stock-based compensation (non-cash)	1,535	1,680	961
	3,479	4,759	2,681